CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	3,500,000	3,500,000	1,500,000
Preferred stock, Issued	1,500,000	1,500,000
Preferred stock, Outstanding	0	0
Common stock - Class A , par value			$ 0.001
Common stock - Class A , Authorized			15,000,000
Common stock - Class A , Issued			5,778,237
Common stock - Class A , outstanding			5,778,237
Common stock - Class B , par value			$ 0.001
Common stock - Class B , Authorized			3,500,000
Common stock - Class B , Issued			2,691,788
Common stock - Class B , outstanding			2,691,788
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	20,419,325	20,419,325
Common stock, outstanding	8,470,025	8,470,025